Other liabilities - Liability Balances (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Uncertain tax provisions	$ 169		$ 85
Unfavorable drilling contracts	89		70
Accrued expenses	80		124
Contract liabilities	70	$ 73	61	$ 30	$ 22	$ 19	$ 19	$ 35
Employee withheld taxes, social security and vacation payments	32		47
Taxes payable	24		29
Deposit received on Tender-Assist Units sale	17							$ 0
Lease liabilities	7		9
Accrued interest expense	2		4
Other liabilities	56		67
Total other liabilities	$ 546		$ 496